Income Taxes - Summary of Components of Deferred Income Tax Balances (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024		Oct. 31, 2023		Nov. 01, 2022	Oct. 31, 2022
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		$ 3,404		$ 1,440
Bank of the West acquisitions				1,273
Benefit (expense) to Income statement		(153)		708
Benefit (expense) to equity		(295)		(77)
Translation and other		67		60
Ending balance of net asset		3,023		3,404
Comprising
Deferred tax assets		3,024		3,420		$ 1,542	$ 1,542
Deferred tax liabilities		(1)		(16)			(102)
Net deferred tax assets (liabilities)		3,023		3,404			$ 1,440
Allowance for credit losses [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		893		605
Bank of the West acquisitions				96
Benefit (expense) to Income statement		449		182
Translation and other		1		10
Ending balance of net asset		1,343		893
Employee future benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		264		256
Benefit (expense) to Income statement		3		21
Benefit (expense) to equity		15		(14)
Translation and other				1
Ending balance of net asset		282		264
Deferred compensation benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		783		708
Bank of the West acquisitions				115
Benefit (expense) to Income statement		(35)		(50)
Translation and other		1		10
Ending balance of net asset		749		783
Other comprehensive income [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		522		573
Benefit (expense) to equity		(298)		(51)
Ending balance of net asset		224		522
Premises and equipment [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		(343)		(511)
Bank of the West acquisitions				(179)
Benefit (expense) to Income statement		(136)		359
Translation and other		(1)		(12)
Ending balance of net asset		(480)		(343)
Pension benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		(395)		(370)
Bank of the West acquisitions				25
Benefit (expense) to Income statement		73		(41)
Benefit (expense) to equity		(16)		(9)
Ending balance of net asset		(338)		(395)
Goodwill and intangible assets [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		(913)		(244)
Bank of the West acquisitions				(767)
Benefit (expense) to Income statement		107		134
Translation and other		1		(36)
Ending balance of net asset		(805)		(913)
Securities [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		987		142
Bank of the West acquisitions				1,086
Benefit (expense) to Income statement		(119)		(286)
Translation and other		(1)		45
Ending balance of net asset		867		987
Deferred Tax Asset Liability Other [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset		1,606		281
Bank of the West acquisitions	[1]			897
Benefit (expense) to Income statement		(495)	[2]	389	[3]
Benefit (expense) to equity		4		(3)
Translation and other		66		42
Ending balance of net asset		$ 1,181		$ 1,606

[1]	Includes the tax impact of deferred revenue and purchase accounting adjustments in connection with our acquisition of Bank of the West.
[2]	Includes the tax impact of the legal provision reversal recorded in relation to the lawsuit described in Note 25.
[3]	Includes the tax impact of interest rate swaps and securities we purchased to mitigate the impact of changes in interest rates in our acquisition of Bank of the West (refer to Note 10 for additional details) and the tax impact of leasing assets.